Fair Value Measurement - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-recurring
Fair Value Measurements
Liabilities fair value	¥ 0	¥ 0
Assets fair value	0	0
Impairment charge	0	0
Level 1 | Recurring
Fair Value Measurements
Assets fair value	39,257,862	7,798,545
Level 1 | Recurring | Money Market Funds
Fair Value Measurements
Assets fair value	23,593,093	7,791,628
Level 1 | Recurring | Trading securities
Fair Value Measurements
Assets fair value	15,664,769	6,917
Level 2 | Recurring
Fair Value Measurements
Assets fair value	18,302,694	3,575,474
Level 2 | Recurring | Trading securities
Fair Value Measurements
Assets fair value	1,486,317
Level 2 | Recurring | Debt Securities, Available for Sale
Fair Value Measurements
Assets fair value	16,816,377	3,575,474
Level 3 | Recurring
Fair Value Measurements
Assets fair value	524,063	1,233,284
Level 3 | Recurring | Investment in convertible bonds
Fair Value Measurements
Assets fair value	¥ 524,063	¥ 1,233,284